Employment Expenses - Schedule of Employment Expenses (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employment Expenses [Abstract]
Wages and salaries	$ 208,390	$ 440,097
Superannuation contribution – employees	23,965	48,411
Accrued leave expenses	16,300	31,179
Total employment expenses	$ 248,655	$ 519,687